UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Chech here if Amendmenr [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Terry Jolly
Address:                     1100 Louisiana
                             Suite 4810
                             Houston, Texas 77002

13F File Number:             801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Terry Jolly
Title:                       Vice President
Phone:                       713-759-2070
Signature, Place and Date of Signing:

    Terry Jolly   Houston, Texas    July 01, 1999

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole
Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ----
------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104       1684        28300   X
                 28300
Anadarko Petroleum       Common    032511107          7          200   X
                   200
Apache Corp              Common    037411105       7106       182200   X
                182200
Ashland Oil              Common    044204105       2034        50700   X
                 50700
Atlantic Richfield       Common    048825103       6473        77458   X
                 77458
BP Amoco P.L.C.          Common    055622104       2205        20325   X
                 20325
Baker Hughes Inc         Common    057224107       8226       245540   X
                245540
Burlington Resources     Common    122014103       5946       137477   X
                137477
Canadian Natural Resour  Common    136385101       2840       149100   X
                149100
Chevron Corp             Common    166751107      20924       220105   X
                220105
Coastal Corp             Common    190441105       7575       188200   X
                188200
Conoco, Inc.             Common    208251306       1232        44200   X
                 44200
Cooper Cameron Corp      Common    216640102        482        13000   X
                 13000
Devon Energy             Common    251799102       5961       166450   X
                166450
Enron Corp               Common    293561106       6156        75300   X
                 75300
Enron Oil & Gas          Common    293562104       4003       197700   X
                197700
Exxon Corp               Common    302290101      47368       614174   X
                614174
Forest Oil Corp          Common    346091606       4783       380700   X
                380700
Global Industries        Common    379336100        410        32000   X
                 32000
Halliburton Co           Common    406216101       4824       106600   X
                106600
IRI International        Common    45004F107        522       112900   X
                112900
KN Energy Inc            Common    482620101       4144       309800   X
                309800
Kerr McGee Corp          Common    492386107       8941       178160   X
                178160
MCN Energy Group         Common    55267J100       2025        97600   X
                 97600
Mitchell Energy & Devel  Common    606592301       2387       129900   X
                129900
Mobil Corp               Common    607059102      27144       274875   X
                274875
Murphy Oil               Common    626717102       2118        43400   X
                 43400
Noble Affiliates         Common    654894104       3805       135000   X
                135000
Noble Drilling Company   Common    655042109       4870       247353   X
                247353
Occidental Pete Corp     Common    674599105       7575       358600   X
                358600
Ocean Energy             Common    67481E106      12168      1264180   X
               1264180
Offshore Logistics Inc   Common    676255102        761        68400   X
                 68400
Phillips Petroleum       Common    718507106       7708       153200   X
                153200
Royal Dutch Pete         Common    780257804      37286       618850   X
                618850
Schlumberger LTD         Common    806857108      11082       174000   X
                174000
Texaco Inc               Common    881694103      13644       218734   X
                218734
Transocean Offshore Inc  Common    893817106        682        26000   X
                 26000
USX Marathon Group       Common    902905827       9927       304850   X
                304850
Unocal Corp              Common    915289102       6067       153100   X
                153100
Vastar Res Inc           Common    922380100       2098        40000   X
                 40000
Weatherford Internation  Common    947074100        549        15000   X
                 15000
Willbros Group, Inc.     Common    969199108       1329       156400   X
                156400
Williams Companies       Common    969457100       6933       162900   X
                162900
Knightsbridge Tankers L  Common    G5299G106         10          600   X
                   600
Santa Fe International   Common    G7805C108       2015        87590   X
                 87590

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

For 13F Information Table Entry Total:  45

Form 13F Information Table Value Total: 316,028